LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 13:-LEASES

The Company`s leases include offices and warehouses for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right of use (“ROU”) and liability calculation if it was reasonably certain that the Company will exercise the option.

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022

Components of lease expense
Operating lease cost	$5,484	$4,869	$4,428
Short-term lease	$43	$100	$52
Total lease expenses	$5,527	$4,969	$4,480

	Year ended December 31,
	2020	2021	2022

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$5,489	$4,843	$4,497

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$1,773	$19,166	$1,300

For the year ended December 31, 2022, the weighted average remaining lease term is approximately seven years, and the weighted average discount rate is 5 percent. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of lease liabilities as of December 31, 2022 were as follows:

2023	3,799
2024	2,774
2025	2,290
2026	2,101
2027and thereafter	8,819
Total operating lease payments	19,783
Less: imputed interest	2,851
Present value of lease liability	16,932